Other Assets - Schedule of Other Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Other Assets Noncurrent Disclosure [Abstract]
Prepaid income taxes	₨ 502	$ 6.9	₨ 593
Derivative asset (Note 25)	5,786	79.1	6,292
Interest receivable on term deposits	22	0.3	95
Security deposits	381	5.2	411
Contract acquisition cost	141	1.9	147
Unbilled receivables	223	3.0	196
Prepaid debt financing cost			364
Other	29	0.4	17
Total	₨ 7,084	$ 96.8	₨ 8,115